Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories	17. Inventories
	2024	2024	2023
	US$	HK$	HK$

Food and beverage and other operating items for restaurant operations	2,619,967	20,351,116	25,790,715